Share Based Compensation Plans - Schedule of Range of Exercise Prices of Grants under Stock Option Plans (Details) - $ / shares		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
IPO India Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices			$ 10.00	[1]	$ 10.00	[1]
IPO India Plan | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	[1]	10.00
IPO India Plan | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	[1]	150.00
JSOP Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices		11.00
2014 Share Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices
2014 Share Plan | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices		16.25
2014 Share Plan | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices		18.30
2015 Share Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices		14.86
2015 Share Plan | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices		10.20
2015 Share Plan | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices		33.12
Other Share Option Plans
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices		16.00
Restricted Stock Unit
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices

[1]	INR - Indian Rupees